UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 4345 )

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam AMT-Free Insured Municipal Fund

The fund's portfolio
10/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.1%)(a)
		Principal
	Rating (RAT)	amount	Value

Alabama (1.1%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$445,000	$458,381
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,201,690

			3,660,071

Alaska (1.0%)

AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	3,490,000	3,493,106

Arkansas (0.7%)

Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	Aaa	2,500,000	2,490,625

California (11.6%)

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	10,000,000	11,058,600
CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth. Svcs.
Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	Aaa	2,445,000	2,601,578
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	2,475,000	2,676,267
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	Aaa	2,100,000	1,360,674
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aaa	2,745,000	2,915,135
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Consumnes), MBIA, 5s, 7/1/18	Aaa	4,000,000	4,398,520
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	7,000,000	7,228,340
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,000,000	2,207,080
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	Aaa	3,680,000	4,471,274

			38,917,468

Colorado (1.3%)

CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider Pooled
Loan Program), Ser. A, FSA, 7 1/4s, 7/15/17	Aaa	62,000	62,162
Weld Cnty. School Dist. G.O. Bonds, FSA, 5 1/2s,
12/1/19 (Prerefunded)	Aaa	4,000,000	4,363,280

			4,425,442

Florida (8.8%)

Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	13,675,000	17,950,079
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, 8 1/4s, 7/1/14	Aaa	5,000,000	6,501,350
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,962,192

			29,413,621

Georgia (1.2%)

Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,360,000	3,667,541
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	415,000	465,037

			4,132,578

Illinois (8.6%)

Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	155,000	168,702
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA,
5 1/4s, 12/1/19	Aaa	1,500,000	1,613,625
Chicago, Waste Wtr. Transmission VRDN, Ser. A, MBIA,
3.53s, 1/1/39	VMIG1	4,100,000	4,100,000
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	AAA	2,250,000	2,442,443
Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5 1/4s, 11/15/21	Aaa	4,385,000	4,710,192
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aaa	1,000,000	1,102,030
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,000,000	5,394,150
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	2,500,000	2,694,425
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aaa	5,000,000	6,672,450

			28,898,017

Indiana (5.7%)

Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First
Mtg.), FSA, 5 1/2s, 1/15/28 (Prerefunded)	AAA	1,655,000	1,860,005
Center Grove, Bldg. Rev. Bonds, AMBAC, 5 1/2s, 1/15/26
(Prerefunded)	Aaa	6,605,000	7,163,585
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, 5s, 7/15/25	AAA	1,345,000	1,428,498
Evansville Vanderburgh Pub. Leasing Corp. Rev. Bonds
(1st Mtge.), MBIA, 5 3/4s, 7/15/18 (Prerefunded)	Aaa	1,000,000	1,103,070
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A,
AMBAC, 5s, 1/1/20	Aaa	5,695,000	6,141,545
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	260,000	263,905
4.15s, 7/1/16	Aaa	375,000	380,644
4.1s, 7/1/15	Aaa	115,000	116,581
3.95s, 7/1/14	Aaa	355,000	359,675
3.9s, 1/1/14	Aaa	250,000	253,110

			19,070,618

Louisiana (2.8%)

Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	AAA	5,730,000	6,112,478
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,000,000	3,244,800

			9,357,278

Massachusetts (4.2%)

MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll.
5 1/4s, 1/1/24 (Prerefunded)	Aaa	1,000,000	1,097,340
5 1/4s, 1/1/23 (Prerefunded)	Aaa	1,000,000	1,097,340
5 1/4s, 1/1/22 (Prerefunded)	Aaa	11,000,000	12,070,740

			14,265,420

Michigan (8.6%)

Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s,
3/1/19	Aaa	1,470,000	1,575,326
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	Aaa	7,990,000	8,405,640
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.6s, 7/1/33	VMIG1	2,100,000	2,100,000
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FGIC,
5 1/4s, 7/1/20 (Prerefunded)	Aaa	720,000	772,762
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	AAA	500,000	545,395
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,076,880
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, MBIA
6s, 8/15/34 (Prerefunded)	AAA	3,350,000	3,598,637
6s, 8/15/34 (Prerefunded)	AAA	1,650,000	1,772,463
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC
7s, 5/1/21	Aaa	4,000,000	5,258,200
4.85s, 9/1/30	Aaa	3,500,000	3,651,130

			28,756,433

Mississippi (1.2%)

MS Dev. Bk. Special Obligation Rev. Bonds (Waste Wtr.
& Solid Waste Mgt.), Ser. A, FSA, U.S. Govt. Coll.
5 3/8s, 2/1/19 (Prerefunded)	Aaa	1,855,000	2,010,579
5 3/8s, 2/1/18 (Prerefunded)	Aaa	1,755,000	1,906,246

			3,916,825

Montana (0.4%)

Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	1,285,000	1,391,796

Nevada (1.8%)

Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20
(Prerefunded)	Aaa	3,500,000	3,756,480
Washoe Cnty., G.O. Bonds, FGIC, 5 3/4s, 5/1/18	Aaa	2,040,000	2,206,444

			5,962,924

New Hampshire (1.1%)

NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s,
3/15/25	Aaa	1,195,000	1,277,455
NH State Tpk. Syst. Rev. Bonds, FGIC, 6.806s, 11/1/17	Aaa	2,500,000	2,554,325

			3,831,780

New Jersey (5.5%)

NJ Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. F, FGIC, 5 1/4s,
6/15/21 (Prerefunded)	Aaa	10,000,000	10,963,400
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,303,150
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,228,688

			18,495,238

New York (6.7%)

Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	4,990,095
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,473,398
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	1,000,000	1,067,260
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	Aaa	950,000	1,023,692
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	Aaa	3,000,000	3,184,680
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Aaa	2,270,000	2,486,921
5 3/8s, 7/1/20	Aaa	2,215,000	2,429,412
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	1,500,000	1,638,495
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	Aaa	3,000,000	3,189,900

			22,483,853

North Carolina (2.4%)

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	7,500,000	8,087,700

Ohio (1.4%)

Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/21	Aaa	2,920,000	3,143,789
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,535,000	1,664,262
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	45,000	20,201

			4,828,252

Oklahoma (1.3%)

Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	Aaa	1,250,000	1,339,650
OK City Arpt. Trust Rev. Bonds, Ser. A, FSA, 5 1/4s,
7/1/21	Aaa	3,000,000	3,152,460

			4,492,110

Pennsylvania (2.5%)

Erie Cnty., Convention Ctr. Auth. Rev. Bonds

(Convention Ctr. Hotel), FGIC
5s, 1/15/22	Aaa	1,415,000	1,510,965
5s, 1/15/21	Aaa	1,305,000	1,398,216
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,000,000	3,223,890
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	2,000,000	2,148,260

			8,281,331

South Carolina (1.3%)

SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper),
Ser. A, MBIA, 5s, 1/1/19	Aaa	4,000,000	4,339,240

South Dakota (0.4%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,300,438

Texas (7.8%)

Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s,
2/15/19	Aaa	2,500,000	2,678,075
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,259,865
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,533,915
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	AAA	1,000,000	1,035,770
Mission Cons. Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,069,650
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	1,320,000	1,416,492
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,361,400
Tarrant Cnty., Hlth. Fac. Dev. Rev. Bonds (TX Hlth.
Res. Sys.), Ser. A, MBIA, 5 3/4s, 2/15/15	Aaa	5,000,000	5,641,550
Victoria G.O. Bonds, FGIC, U.S. Govt. Coll., 5 1/2s,
8/15/20 (Prerefunded)	Aaa	3,150,000	3,364,326

			26,361,043

Utah (2.5%)

Intermountain Pwr. Agcy. Rev. Bonds
Ser. A, MBIA, 6.15s, 7/1/14	Aaa	60,000	61,291
(Intermountain Pwr. Agcy.), Ser. A, MBIA, U.S. Govt.

Coll., 6.15s, 7/1/14 (Prerefunded)	Aaa	7,900,000	8,243,962

			8,305,253

Virgin Islands (0.3%)

VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	1,000,000	1,083,680

Washington (5.3%)

Port of Seattle Rev. Bonds, Ser. A, FGIC, 5 1/2s,
10/1/22 (Prerefunded)	Aaa	10,000,000	10,278,900
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,522,740

			17,801,640

West Virginia (1.6%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,000,000	5,290,400

TOTAL INVESTMENTS

Total investments (cost $313,982,479)(b)	$333,134,180

FUTURES CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Short)	70	$7,575,313	Dec-06	$(85,288)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
$8,600,000	(E)	11/22/16	4.1735%	3 month U.S. Bond Market
				Association Municipal Swap
				Index	$(356,343)

6,000,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	267,000

Total					$(89,343)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $336,075,013.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $313,960,742, resulting in gross unrealized appreciation and depreciation of $19,261,255 and $87,817, respectively, or net unrealized appreciation of $19,173,438.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2006.

At October 31, 2006, liquid assets totaling $4,269,057 have been designated as collateral for open forward commitments and swap contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at October 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector group concentrations greater than 10% at October 31, 2006 (as a percentage of net assets):

Utilites & Power	26.0%

The fund had the following insurance concentrations greater than 10% at October 31, 2006 (as a percentage of net assets):

FGIC	30.0%
MBIA	23.2
AMBAC	22.1
FSA	15.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 4345 )

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating (RAT)	Principal amount	Value

Alabama (1.1%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$3,000,000	$3,188,310
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	9,170,000	9,225,845
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated
Board), Ser. A, 5.3s, 4/1/27 (Prerefunded)	AAA	1,000,000	1,041,460
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	500,000	521,280
6s, 8/1/25	B/P	1,700,000	1,783,470

			15,760,365

Arizona (1.8%)

AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	1,500,000	1,515,375
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	7,300,000	8,143,588
7 1/4s, 12/1/19	BB-/P	500,000	548,260
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,540,000	2,777,719
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,305,000	3,658,833
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	980,000	1,054,362
Maricopa Cnty., Poll. Control Rev. Bonds (Pub.
Service-Palo Verde), Ser. A, 4s, 1/1/38	Baa2	2,000,000	1,993,920
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B/P	2,500,000	2,576,975
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	2,450,000	2,420,821
Queen Creek, Special Assmt. (Dist. No. 1)
5s, 1/1/26	Baa2	625,000	641,113
5s, 1/1/20	Baa2	500,000	516,040
5s, 1/1/19	Baa2	500,000	517,325

			26,364,331

Arkansas (1.4%)

AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll.,
FNMA Coll., 3 3/4s, 1/1/26	AAA	1,675,000	1,671,030
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	10,500,000	11,692,485
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,500,000	1,538,205

Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	1,405,000	1,427,101
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4 1/8s,
7/1/25	Aaa	2,500,000	2,491,825
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	1,750,000	1,812,038

			20,632,684

California (11.5%)

ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	3,041,400
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(CA-NV Methodist), 5s, 7/1/26	A+	1,000,000	1,054,810
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	5,000,000	5,272,450
CA State G.O. Bonds
5.1s, 2/1/34	A+	2,000,000	2,047,080
5s, 5/1/23	A1	24,265,000	25,746,621
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/2s, 5/1/11	A1	7,000,000	7,562,450
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/17	AA+	3,650,000	3,867,285
CA Statewide Cmntys., Dev. Auth. Special Tax Rev.
Bonds (Citrus Garden Apt. Project - D1), 5 1/4s,
7/1/22 (SEG)	A	1,000,000	1,043,540
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	3,210,000	3,404,237
Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (No. 98-2 Ladera)
5 3/4s, 9/1/29 (Prerefunded)	BBB/P	750,000	808,193
5.7s, 9/1/20 (Prerefunded)	BBB/P	1,500,000	1,614,390
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.)
Ser. 04-02, 5.05s, 9/2/35	BB+/P	1,830,000	1,866,033
Ser. 04-02, 5s, 9/2/30	BB+/P	1,730,000	1,761,746
Ser. 04-02, 4 3/4s, 9/2/18	BB+	485,000	490,762
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 08-I Otay Ranch Village Six), 6s, 9/1/33	BB/P	2,855,000	2,985,017
(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	2,000,000	2,127,740
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	384,593
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	31,900,000	350,900
Elk Grove, Special Tax Rev. Bonds (Poppy Ridge Cmnty.
Facs. No. 03-01), 6s, 9/1/34 (Prerefunded)	BB/P	3,000,000	3,159,660
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	1,750,000	1,822,433
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	300,000	312,546
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	4,218,000	3,844,412
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5s, 6/1/45	A2	3,250,000	3,355,138
Ser. 03 A-1, 5s, 6/1/21	BBB	1,665,000	1,672,293
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Assmt.
(03-19-Group 4) 5s, 9/2/29	BB+	705,000	716,456
Irvine, Impt. Board Act of 1915 Special Assmt.
(00-18-Group 3), 5.55s, 9/2/26	BBB/P	995,000	1,026,731
Jurupa, Cmnty. Svcs. Dist. Special Tax (Dist. No. 19
Eastvale), 5s, 9/1/27	BB/P	1,000,000	1,010,070
Lammersville, School Dist. Cmnty. Fac. Special Tax
(No. 2002 Mountain House), 5s, 9/1/26	BB/P	750,000	765,128
Oakley, Pub. Fin. Auth. Rev. Bonds
6s, 9/2/34	BB-/P	2,395,000	2,520,043
5 7/8s, 9/2/24	BB-/P	1,370,000	1,442,747
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,960,589
(No. 03-1 Ladera Ranch), Ser. A, 5.4s, 8/15/22	BBB/P	1,520,000	1,586,181
(No. 03-1 Ladera Ranch), Ser. A, 5.4s, 8/15/21	BBB/P	1,240,000	1,294,213
Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds,
6.2s, 2/14/11	AA+	11,200,000	12,182,800
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/8s,
9/1/26	BB-/P	2,200,000	2,246,706
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,700,000	1,903,677
Roseville, Cmnty. Fac. Special Tax
(Dist. No. 1 -Crocker), 6s, 9/1/33	BB/P	1,500,000	1,583,025
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/25	BB/P	3,810,000	3,926,396

(Dist. No. 1 -Fiddyment), 5s, 9/1/23	BB/P	1,065,000	1,080,112
(Dist. No. 1 -Fiddyment), 5s, 9/1/22	BB/P	1,035,000	1,051,922
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/19	BB/P	205,000	211,412
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/18	BB/P	125,000	128,928
Sacramento, Special Tax (North Natomas Cmnty. Fac.)
Ser. 97-01, 5.1s, 9/1/35	BB/P	1,525,000	1,554,463
Ser. 97-01, 5s, 9/1/29	BB/P	1,370,000	1,393,879
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	742,700
Ser. 97-01 5s, 9/1/21	BB/P	1,325,000	1,358,549
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	1,100,000	1,197,757
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Dist. Special Tax (No. 6 Mission Bay South),
Ser. A, 5.15s, 8/1/35	BB-/P	1,500,000	1,533,900
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds
Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,509,420
7.55s, 1/1/10 (Prerefunded)	Aaa	7,000,000	7,462,140
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,720,000	6,808,704
Southern CA Pub. Pwr. Auth. Rev. Bonds (Transmission),
5.858s, 7/1/12	Aa3	700,000	700,616
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	6,780,000	7,527,902
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	8,745,000	5,110,665
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	9,500,000	9,751,655
7s, 2/1/17	BBB-/P	6,840,000	7,021,397

			170,906,612

Colorado (0.9%)

CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,457,050
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	550,000	573,513
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	220,000	236,080
(Evangelical Lutheran), 5 1/4s, 6/1/19	A3	280,000	302,061
(Evangelical Lutheran), 5 1/4s, 6/1/17	A3	1,500,000	1,628,025
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	755,000	830,017
6 3/8s, 12/15/30 (Prerefunded)	A3	745,000	828,932
Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist.
No. 1), 7s, 12/15/16	Aa3	3,000,000	3,768,270

			13,623,948

Connecticut (1.0%)

CT State Dev. Auth. Rev. Bonds
(East Hills Woods), Ser. B, zero %, 3/1/21	B-/P	604,924	36,392
(East Hills Woods), Ser. A, 7 3/4s, 11/1/17	B-/P	4,559,021	4,588,427
(Elm Park Baptist), 5s, 12/1/13	BBB+	1,000,000	1,029,980
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	2,138,080
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	7,372,120

			15,164,999

Delaware (0.4%)

DE St. Hlth. Fac. Auth. Rev. Bonds (Beebe Med. Ctr.),
Ser. A, 5s, 6/1/24	Baa1	900,000	938,205
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	3,500,000	3,716,510
New Castle Cnty., Rev. Bonds (Newark Charter School),
5s, 9/1/36	BBB-	600,000	606,930

			5,261,645

District of Columbia (0.8%)

DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/25	Aaa	5,000,000	5,318,800

DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	5,690,000	6,101,956

			11,420,756

Florida (6.6%)

Aberdeen Cmnty., Dev. Dist. Special Assmt. Bonds,
5 1/2s, 5/1/36	BB-/P	4,700,000	4,818,816
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.)
5s, 4/1/24	A2	2,500,000	2,632,200
5s, 4/1/16	A2	1,025,000	1,092,271
CFM Cmnty. Dev. Dist. Rev. Bonds
Ser. A, 6 1/4s, 5/1/35	BB-/P	3,900,000	4,208,490
(Cap. Impt.), Ser. B, 5 7/8s, 5/1/14	BB-/P	500,000	515,380
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	A3	1,650,000	1,687,422
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB/P	1,735,000	1,740,136
5s, 11/1/07	BB/P	50,000	50,100
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	1,000,000	1,148,220
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,600,000	2,674,282
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A2	3,000,000	3,356,730
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	4,035,000	4,236,548
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	4,350,000	4,465,145
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	BB+	2,000,000	2,204,560
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser.
A, 6s, 5/1/35	BB-/P	2,000,000	2,106,340
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	1,950,000	1,989,839
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	990,000	1,042,925
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s,
12/1/32 (Prerefunded)	A2	2,700,000	3,012,714
(Adventist Hlth. Syst.), 5 5/8s, 11/15/32	A+	3,750,000	4,050,900
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	2,700,000	2,772,711
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	5,210,000	5,530,884
South Bay, Cmnty. Dev. Dist. Rev. Bonds
Ser. B-2, 5 3/8s, 5/1/13	BB-/P	500,000	512,795
Ser. B-1, 5 1/8s, 11/1/09	BB-/P	1,745,000	1,755,557
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,960,000	3,060,433
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	6,100,000	6,326,798
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds
Ser. A, 5 3/8s, 5/1/37	BB-/P	4,600,000	4,686,572
Ser. B, 5s, 5/1/15	BB-/P	500,000	511,740
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	2,450,000	2,493,561
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,975,000	2,062,078
Turnbull Creek Cmnty., Dev. Dist. Special Assmt.
5.8s, 5/1/35	BB-/P	1,975,000	2,040,353
5 1/4s, 5/1/37	BB-/P	1,000,000	1,008,180
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.)
Ser. A, 6 5/8s, 5/1/33	BBB-/P	955,000	1,032,040
Ser. B, 5 1/4s, 5/1/08	BBB-/P	15,000	15,000
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. (Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,030,000	1,040,980
Ser. B, 5s, 11/1/13	BB-/P	3,325,000	3,362,140
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt. Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	2,000,000	2,066,080
Ser. B, 5 1/8s, 11/1/12	BB-/P	2,485,000	2,530,003
West Palm Beach, Cmty. Redev. Agcy. (Northwood -
Pleasant), 5s, 3/1/25	A	980,000	1,026,824

Westchester Cmnty. Dev. Dist. No. 1 Special Assmt.
(Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	2,250,000	2,403,923
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,950,000	2,098,844
6 1/4s, 5/1/22	BB-/P	1,805,000	1,934,834

			97,305,348

Georgia (2.3%)

Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	12,000,000	12,144,480
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	3,400,000	3,600,430
Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist
Hlth. Care Syst.), U.S. Govt. Coll., 6 3/8s, 10/1/28
(Prerefunded)	AAA	6,000,000	7,396,800
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	800,000	846,456
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.)
7 1/2s, 1/1/26	B+/P	8,475,000	8,489,408
7.4s, 1/1/16	B+/P	1,585,000	1,587,647

			34,065,221

Idaho (0.1%)

ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,445,000	1,463,409

Illinois (2.3%)

Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax),
Ser. A, 4.9s, 12/1/23	Baa1	3,085,000	3,150,649
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,633,500
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	946,251
IL Fin. Auth. Rev. Bonds (Landing At Plymouth Place),
Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,648,239
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	517,585
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	CCC/P	195,635	177,613
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	956,414	877,501
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	6,000,000	6,425,940
(Hindsdale Hosp.), Ser. A, 6.95s, 11/15/13
(Prerefunded)	Baa1	4,550,000	5,120,252
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	1,092,440
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	12,000,000	12,903,360

			34,493,330

Indiana (1.3%)

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	12,000,000	12,785,160
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan
Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	7,000,000	7,025,830

			19,810,990

Iowa (2.9%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,855,000	3,982,176
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	14,160,000	17,662,476
9.15s, 7/1/09 (Prerefunded)	AAA	505,000	550,056
Ser. A, 5 1/4s, 7/1/18	BBB-	2,500,000	2,593,825
Ser. A, 5 1/4s, 7/1/17	BBB-	3,900,000	4,067,856
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship

Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	307,662
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A
5s, 10/1/21	BBB-/F	730,000	755,827
5s, 10/1/20	BBB-/F	1,270,000	1,317,231
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	46,882
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	3,139,320
Ser. B, zero %, 6/1/34	BBB	9,000,000	8,849,700

			43,273,011

Kansas (0.2%)

Lenexa, Hlth. Care Rev. Bonds (LakeView Village)
Ser. C, 6 7/8s, 5/15/32	BB+	2,250,000	2,441,003
Ser. B, 6 1/4s, 5/15/26	BB+	1,200,000	1,226,952

			3,667,955

Kentucky (0.7%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	260,000	270,873
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28	A-/F	1,365,000	1,492,723
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	4,915,000	5,508,830
6 1/8s, 10/1/10	A-/F	2,130,000	2,223,337
6 1/8s, 10/1/10 (Prerefunded)	AAA/P	1,165,000	1,224,403

			10,720,166

Louisiana (1.4%)

De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 11/1/18	BBB	3,235,000	3,320,728
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	3,067,740
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	8,828,000	8,979,842
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	900,000	932,508
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,000,000	4,014,080

			20,314,898

Maine (0.4%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	5,500,000	6,009,575

Maryland (1.4%)

Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,828,550
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Mercy Ridge), Ser. A, 6s, 4/1/35	BBB+	2,000,000	2,135,480
(Medstar Health), 5 1/2s, 8/15/33	Baa1	1,500,000	1,598,490
(Medstar Hlth.), 5 3/8s, 8/15/24	Baa1	2,000,000	2,140,800
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	308,982
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	361,190
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	102,935
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	600,000	645,408
MuniMae Tax Exempt Bond Subsidiary, LLC Rev. Bonds,
Ser. A-2, 4.9s, 6/30/49	A3	2,000,000	2,040,640
Westminster, Econ. Dev Rev. Bonds (Carroll Lutheran
Village), Ser. A, 6 1/4s, 5/1/34	BB/P	3,400,000	3,595,500
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A, 6s, 5/1/24	BB/P	2,000,000	2,097,000

			20,854,975

Massachusetts (4.0%)

MA State Dev. Fin. Agcy. Rev. Bonds (Lasell College),
6 3/4s, 7/1/31	BB+/P	5,115,000	5,411,619
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	8,050,000	10,006,794
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	6,000,000	6,614,940
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	4,900,000	5,413,471
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	10,806,023
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,732,816
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	7,200,000	7,888,464
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	2,630,000	2,676,656
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/20	Aa2	1,500,000	1,609,950
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	751,935
(TNG Marina Bay LLC), U.S. Govt. Coll., 7 1/2s,
12/1/27 (Prerefunded)	AAA	1,795,000	1,913,093
(Sr. Living Fac. Forge Hill), 7s, 4/1/17	B/P	1,580,000	1,625,030

			59,450,791

Michigan (2.9%)

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,391,000	3,017,394
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	7,000,000	7,519,890
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	2,488,392
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A
5 3/4s, 9/1/17	Ba1	3,000,000	3,006,870
5 5/8s, 9/1/10	Ba1	1,360,000	1,380,618
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-	1,000,000	1,007,940
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,675,125
Ser. A, 4 3/4s, 4/15/31	A1	3,000,000	3,027,240
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	4,000,000	3,991,360
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	2,900,000	2,964,641
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,100,350
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B	5,000,000	5,126,150
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	2,275,000	2,453,747

			43,759,717

Minnesota (0.9%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	6,605,000	6,799,715
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	1,011,320
5 3/8s, 10/1/26	B/P	250,000	253,280
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. H, 5s, 1/1/36	Aa1	1,945,000	2,003,953
Ser. B, 5s, 7/1/34	AA+	955,000	986,133
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B/P	800,000	826,288
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	1,250,000	1,384,175

			13,264,864

Mississippi (0.9%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	715,000	879,185
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	3,046,850

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	2,000,000	2,008,440
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	4,805,000	4,999,314
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,380,000	1,447,441
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hsop. South
Central), 5 1/4s, 12/1/21	BBB+	500,000	533,860

			12,915,090

Missouri (1.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	3,214,890
5 1/2s, 6/1/27	A+	3,250,000	3,480,880
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	2,086,700
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA	2,855,000	3,064,386
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	2,500,000	2,635,450
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.65s, 6/1/22	VMIG1	5,000,000	5,000,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,560,000	1,588,813
(Single Fam.), Ser. E-1, GNMA Coll., FNMA Coll.,
6.45s, 9/1/29	AAA	495,000	498,247
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	2,930,000	3,025,958
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	955,000	1,014,898
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	1,195,000	1,262,302

			26,872,524

Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	790,598
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B3	750,000	793,973

			1,584,571

Nebraska (--%)

Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D	123,433	93,014
(Brookhaven), zero %, 9/1/12	D	1,582,934	47,488

			140,502

Nevada (2.4%)

Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	995,000	1,031,009
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	347,582
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	1,178,014
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	1,145,239
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	1,359,455
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	315,370
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp. Project), Ser. C, 5.45s, 3/1/38	Baa3	5,350,000	5,614,825
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	1,500,000	1,553,340
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	3,970,000	4,100,772
(No. T-14), 5.55s, 3/1/17	BB/P	2,365,000	2,441,413
(No. T-16), 5 1/8s, 3/1/25	BB-/P	500,000	512,290
(No. T-16), 5.1s, 3/1/21	BB-/P	1,250,000	1,283,425
(No. T-17), 5s, 9/1/25	BB/P	825,000	841,987

(No. T-18), 5s, 9/1/16	BB-/P	375,000	386,621
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	2,366,420
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	2,402,906
(No. T-16), 4.8s, 3/1/15	BB-/P	1,795,000	1,815,786
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB-/P	1,000,000	1,030,360
(Dist. No. 607), 5.9s, 6/1/18	BB-/P	200,000	211,876
(Dist. No. 607), 5.9s, 6/1/17	BB-/P	1,500,000	1,545,525
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	805,000	839,196
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	3,500,000	3,548,930

			35,872,341

New Hampshire (2.3%)

NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
(Havenwood-Heritage Heights), 7.35s, 1/1/18	BB-/P	3,000,000	3,030,000
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BBB-	235,000	240,389
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BBB-	1,000,000	1,022,930
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	6,104,280
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	B/P	2,200,000	2,339,898
NH State Bus. Fin. Auth. Rev. Bonds
(Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	3,000,000	3,141,240
(Franklin Regl. Hosp. Assn.), Ser. A, 6.05s, 9/1/29
(Prerefunded)	BBB-/P	4,180,000	4,398,698
(Proctor Academy), Ser. A, 5.6s, 6/1/28	Baa2	3,550,000	3,628,171
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	7,304,920
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In
default) (NON)	D	8,551,027	86
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	2,835,000	2,993,391

			34,204,003

New Jersey (3.9%)

NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7s, 11/15/16	BB-/P	900,000	931,734
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	9,200,000	9,395,592
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	530,190
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,221,970
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	529,640
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	834,232
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,000,000	9,487,440
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19
(Prerefunded)	Aaa	6,000,000	7,452,120
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,451,600
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	19,000,000	8,821,890
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	2,000,000	2,289,140
6 1/4s, 6/1/43	BBB	1,535,000	1,703,927
6s, 6/1/37	BBB	6,260,000	6,779,330

			57,428,805

New Mexico (1.5%)

Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,739,965
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,230,012
Farmington, Poll. Control VRDN
(AZ Pub. Service Co.), Ser. B, 3.59s, 9/1/24	P-1	7,000,000	7,000,000
(AZ Pub. Svc. Co.), Ser. A, 3.66s, 5/1/24	P-1	1,800,000	1,800,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
GNMA Coll., FNMA Coll., FHLMC Coll.

Ser. B-2, 6.1s, 7/1/29	AAA	1,265,000	1,265,683
Ser. C, 5.85s, 1/1/37	AAA	1,210,000	1,305,457
Ser. C, 5.82s, 9/1/33	AAA	1,735,000	1,838,718
Ser. D-2, 5.64s, 9/1/33	AAA	2,310,000	2,386,553

			22,566,388

New York (6.4%)

Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Ba2	2,000,000	2,067,920
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	1,285,088
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst. Project D), 5 1/4s, 11/1/07	A3	1,575,000	1,598,310
NY City, G.O. Bonds, Ser. C
5 1/2s, 8/1/13	AA-	8,000,000	8,777,120
5 1/2s, 8/1/12	AA-	7,500,000	8,192,400
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. B, 6 3/4s, 3/1/15	B-/P	2,300,000	2,484,805
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	3,875,000	4,139,430
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,250,000	3,297,418
(Queens Baseball Stadium - Pilot), 5s, 1/1/26	Aaa	2,500,000	2,687,475
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/21	Aaa	2,350,000	2,544,510
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	500,000	533,400
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	1,500,000	1,812,495
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl., Arpt.), 7 1/2s, 8/1/16	B	11,990,000	13,788,500
(American Airlines - JFK Intl., Arpt.), 7 1/8s, 8/1/11	B	4,500,000	4,812,840
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,325,000	2,278,942
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	A+	2,800,000	3,052,560
NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,540,395
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa2	2,360,000	2,398,208
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,844,550
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A, 5s, 3/15/22	AAA	3,250,000	3,512,210
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,539,045
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$8,900,000) (RES)	BB/P	8,900,000	9,320,703
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 3rd Installment), 7s, 10/1/07	BB+/P	300,000	301,467
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	2,500,000	2,539,050
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	B+/P	4,000,000	4,419,480
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,740,000	3,903,251
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	1,092,020

			95,763,592

North Carolina (2.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C
5 3/8s, 1/1/17	Baa2	7,500,000	8,011,350
5 3/8s, 1/1/16	Baa2	1,000,000	1,070,990
5.3s, 1/1/15	Baa2	2,000,000	2,139,500
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	4,433,940
(Pines at Davidson), Ser. A, 5s, 1/1/17	A-/P	980,000	1,051,393
(Pines at Davidson), Ser. A, 5s, 1/1/14	A-/P	940,000	1,004,625
(Pines at Davidson), Ser. A, 5s, 1/1/13	A-/P	895,000	953,461
(Pines at Davidson), Ser. B, 4.2s, 7/1/10	A-/P	400,000	402,664
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	4,500,000	4,857,390
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	1,600,000	1,665,632
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	206,162
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	9,000,000	9,816,390

			35,613,497

North Dakota (0.1%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser.
D, 5.95s, 7/1/19	Aa1	935,000	945,846

Ohio (2.5%)

Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,600,000	1,612,112
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/15	Aa3	4,500,000	5,080,365
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	795,938
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
4.95s, 7/1/15	A+	2,500,000	2,666,625
4.85s, 7/1/14	A+	5,000,000	5,281,200
4.7s, 7/1/13	A+	5,000,000	5,214,550
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22	AA-	3,000,000	3,265,980
OH State Solid Waste Mandatory Put Bonds, 4.85s,
11/1/07	BBB	6,500,000	6,523,725
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	6,000,000	6,207,120
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,200,000	1,214,820

			37,862,435

Oklahoma (0.5%)

OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	3,075,000	3,264,482
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	725,000	757,393
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,670,000	1,765,491
(Home Ownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	2,135,000	2,233,808

			8,021,174

Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	9,100,000	9,487,114
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	1,960,000	2,043,653

			11,530,767

Pennsylvania (4.9%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B, 9 1/4s, 11/15/15	Ba3	6,255,000	7,482,919
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt.), 5 1/2s, 11/1/16	Ba1	2,805,000	2,984,632
(Env. Imports), 4 3/4s, 12/1/32	Baa1	5,000,000	5,255,350
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	4,094,669
5.1s, 1/1/12	BB/P	600,000	607,830
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	7,505,000	7,836,796
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34	BB-/P	1,700,000	1,918,025
7 1/4s, 7/1/24	BB-/P	1,725,000	1,927,550
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	1,500,000	1,610,565
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	1,014,200
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds

(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33	Baa1	5,250,000	5,540,745
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	3,860,000	4,067,166
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	2,400,000	2,557,056
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,000	1,758,453
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds
(Northhampton), Ser. B, 6 3/4s, U.S. Govt. Coll.
1/1/07 (Prerefunded)	B+	15,000	15,045
(Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	1,100,000	1,100,154
(Northampton Generating), Ser. A, 6 1/2s, 1/1/13	B+	3,000,000	3,000,660
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,500,000	1,588,800
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	4,858,731	4,859
(Jeanses Hosp. Project), 5 7/8s, 7/1/17 (Prerefunded)	Aaa	3,000,000	3,105,630
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	2,750,000	2,997,940
Scranton, G.O. Bonds, Ser. C
7.1s, 9/1/31 (Prerefunded)	AAA/P	3,060,000	3,526,130
7s, 9/1/22 (Prerefunded)	AAA/P	1,000,000	1,147,940
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (1st. Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,310,039
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	2,500,000	2,774,300
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,157,540
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	2,122,140

			73,507,133

Puerto Rico (1.8%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
Ser. A, 5 1/4s, 7/1/25	BBB	6,400,000	6,934,080
Ser. B, 5 1/4s, 7/1/17	BBB	2,500,000	2,750,350
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. K, 5s, 7/1/21	BBB+	5,500,000	5,816,415
Ser. AA, 5s, 7/1/07	BBB+	1,190,000	1,199,175
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	8,113,286
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/11	BBB	2,000,000	2,096,980

			26,910,286

Rhode Island (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,401,268
6 1/8s, 6/1/32	BBB	1,465,000	1,573,000

			2,974,268

South Carolina (3.4%)

Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone
Container Corp.), 7 3/8s, 2/1/07	B/P	3,090,000	3,107,180
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	3,080,000	3,736,718
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	630,000	755,124
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	2,410,000	2,911,376
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	5,750,000	6,609,970
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	2,665,000	2,750,893
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	3,800,000	4,397,018
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34 (Prerefunded)	Baa1	2,670,000	3,092,688
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34	Baa1	330,000	372,577
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	4,450,000	5,055,690
(Palmetto Hlth.), Ser. C, 6s, 8/1/20	Baa1	550,000	602,850

SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	9,000,000	10,520,820
6 3/8s, 5/15/28	BBB	6,000,000	6,477,480

			50,390,384

South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B,
6 1/2s, 6/1/32	BBB	3,550,000	3,909,580
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux
Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,230,000	1,326,371

			5,235,951

Tennessee (1.4%)

Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	4,000,000	4,729,840
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	6,500,000	7,598,110
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BB/P	3,000,000	3,512,280
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.)
5.05s, 9/1/12	Baa2	500,000	529,690
4 1/2s, 7/1/14	Baa2	2,000,000	2,041,480
Sullivan Cnty., Hlth. Edl. & Hsg. Fac. Board Hosp. Rev. Bonds (Wellmont Hlth. Sys.), Ser. C
5s, 9/1/22	BBB+	420,000	436,166
5s, 9/1/19	BBB+	1,460,000	1,528,007

			20,375,573

Texas (6.3%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB/P	2,500,000	2,739,275
5.9s, 11/15/25	BB/P	6,850,000	6,990,973
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa2	4,500,000	4,824,630
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	4,187,239
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	5,000,000	5,248,450
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	1,720,000	1,737,785
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	4,100,000	4,453,584
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s,
12/1/17	A+	1,500,000	1,619,685
Houston, Arpt. Syst. Rev. Bonds
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B-	7,000,000	7,513,450
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B-	3,000,000	2,936,190
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	AAA/P	5,500,000	5,746,180
North East Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/1/29	Aaa	7,150,000	7,524,374
Round Rock, Hotel Occupancy Tax Rev. Bonds (Convention
Ctr. Complex), 5.85s, 12/1/24	BBB/P	5,265,000	5,360,770
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,000,000	1,046,040
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	8,530,960
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	827,971
Tarrant Cnty., Hlth. Fac. Dev. (TX Hlth. Resource
Sys.), Ser. A, MBIA, 5 3/4s, 2/15/12	Aaa	4,000,000	4,385,960
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	5,178,997
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	7,000,000	7,657,090
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA, 5 3/4s, 3/1/37	AAA	5,000,000	5,391,450

			93,901,053

Utah (0.5%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	1,005,040
7.45s, 7/1/17	BB-/P	600,000	623,526
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,136,980
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	1,950,000	2,075,912

			6,841,458

Vermont (0.2%)

VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	960,000	984,854
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,395,000	1,428,871

			2,413,725

Virgin Islands (0.3%)

VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/25	Aaa	4,000,000	4,331,320

Virginia (2.1%)

Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A,
6.7s, 6/1/27	BB+/P	5,250,000	5,629,418
6 1/2s, 6/1/22	BB+/P	3,000,000	3,210,510
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	2,000,000	2,028,880
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,680,625
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,893,880
Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford
Apts.)
6 1/4s, 10/1/33	BB-/P	5,510,000	5,612,045
6.1s, 4/1/26	BB-/P	5,000,000	5,087,450
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BB	1,000,000	1,024,540
Winchester, Indl. Dev. Auth. Residential Care Fac.
Rev. Bonds (Westminster-Canterbury), Ser. A, 5.2s,
1/1/27	BB/P	300,000	307,191

			30,474,539

Washington (2.2%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	6,957,313
6 1/2s, 6/1/26	BBB	11,030,000	12,240,432
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,475,000	2,483,663
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	5,000,000	6,268,950
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	4,367,130

			32,317,488

West Virginia (0.9%)

Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.),
Ser. L, 5 1/2s, 10/1/22	Baa2	3,475,000	3,612,471
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	4,525,000	4,579,798
WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26
(Prerefunded)	Aaa	3,600,000	4,475,376

			12,667,645

Wisconsin (1.4%)

Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,280,000	2,545,210
6 3/8s, 6/1/32	BBB	13,250,000	14,408,424
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	1,955,000	2,011,167
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan Svcs.), 5 1/8s, 8/15/33	A3	2,500,000	2,599,200

			21,564,001

Wyoming (0.1%)

Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	2,000,000	2,140,840

Total municipal bonds and notes (cost $1,370,777,056)			$1,454,956,789

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.	BBB-/P	2,000,000	$2,118,060
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	A3	6,000,000	6,391,500
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Baa1	6,000,000	6,661,740

Total preferred stocks (cost $14,000,000)			$15,171,300

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $4,500,000)
		Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039	A3	$4,500,000	$4,487,445

COMMON STOCKS (--%)(a) (cost $9,057,285)
		Shares	Value

Tembec, Inc. (Canada) (NON)		184,103	$233,104

TOTAL INVESTMENTS

Total investments (cost $1,398,221,824)(b)			$1,474,848,638

FUTURES CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	605	$65,472,344	Dec-06	$(734,538)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
$37,000,000	(E)	11/22/16	4.1735%	3 month U.S. Bond Market
				Association Municipal Swap
				Index	$(1,533,102)

25,600,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	1,139,200

Total					$(393,902)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $1,484,463,195.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,397,580,815, resulting in gross unrealized appreciation and depreciation of $93,998,491 and $16,730,668, respectively, or net unrealized appreciation of $77,267,823.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2006 was $9,320,703 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2006.

(F) Security is valued at fair value following procedures approved by the Trustees.

At October 31, 2006, liquid assets totaling $14,073,754 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at October 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at October 31, 2006 (as a percentage of net assets):

Health care	34.9%
Utilities	11.3

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006